INVESTMENT IN OTHER COMPANY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Aug. 14, 2020
Pathnova Laboratories PTE Ltd [Member]
Investments in pathnova	$ 224
Stock issued during the period, shares	461,538
Percentage of sharehold	4.38%
Subscription Agreement [Member] | Maximum [Member]
Subscription of shares		4,615,385
Subscription Agreement [Member] | Singapore, Dollars | Maximum [Member]
Investments in pathnova		$ 3,000